Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

March 1, 2011

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 185 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of the Fund’s prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 185 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 24, 2011.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle
Maureen Towle
Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Disciplined Global Equity Fund

Wells Fargo Advantage Diversified International Fund

Wells Fargo Advantage Emerging Markets Equity Fund

Wells Fargo Advantage Global Opportunities Fund

Wells Fargo Advantage International Equity Fund

Wells Fargo Advantage Intrinsic World Equity Fund